Subsequent events (Details Narrative) - USD ($)	1 Months Ended
	Jun. 29, 2026	Jun. 16, 2026	Aug. 17, 2026	Aug. 14, 2026	Aug. 12, 2026	Jun. 15, 2026	Apr. 16, 2026	Mar. 31, 2026	Sep. 30, 2025	Jun. 30, 2024
Subsequent Event [Member]
Warrants outstanding						1,304,689
Warrant exercise price						$ 1.3742
Subsequent Event [Member] | Atlas Sciences LLC [Member]
Issuances of common stock, shares			1,757,812	1,649,387	1,581,027		51,313
Face amount of debt instrument			$ 180,000	$ 175,000	$ 200,000		$ 50,000
Class A Ordinary Shares
Authorized capital amount										$ 5,355,000
Ordinary shares issued								13,813,417	5,481,874
Class A Ordinary Shares One Vote Per Share [Member] | Subsequent Event [Member]
Gross proceeds from offering	$ 3,000,000.0	$ 5,800,000
Ordinary shares issued	7,000,000	16,571,429
Ordinary per share		$ 0.35
Warrants to purchase for shares	5,000,000